Note 6 - Commitments and Contingencies (Details) - Future Minimum Lease Payments - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
2015 (remaining 3 months)	$ 56
2016	229
2017	58
Total minimum lease payments	$ 343	$ 31